Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 0
2020	0
2021	440
2022	0
2023	0
Thereafter	9,534
Total	$ 9,974	$ 9,534